Research & Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Analysis of income and expense [abstract]
Employee benefits	$ 42,877	$ 53,332		$ 36,630
Contractors and consultants expense	3,917	645		14,752
Other	740	734		(177)
Total	$ 47,534	$ 54,711	[1]	$ 51,205	[1]

[1]	Restated to reflect reclassification of certain expense items described in Note 2.